Shareholder Report, Holdings (Details) - C000262008	Sep. 30, 2025
RIGHTS
Holdings [Line Items]
Percent of Total Investments	0.00%
REAL ESTATE
Holdings [Line Items]
Percent of Total Investments	3.69%
FINANCIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	3.71%
MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	11.70%
EXCHANGE TRADED FUND
Holdings [Line Items]
Percent of Total Investments	13.01%
CLOSED END FUND
Holdings [Line Items]
Percent of Total Investments	67.89%
Guernsey
Holdings [Line Items]
Percent of Total Investments	12.72%
United States
Holdings [Line Items]
Percent of Total Investments	87.28%